SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Trade accounts receivable	$ 1,016,511	$ 867,027
Less: allowance for doubtful accounts	(46,705)
Total accounts receivable	$ 969,806	$ 867,027